THRESHOLD ADVISOR FUNDS
                      Your Gateway to Emerging Opportunity

                              10829 Olive Boulevard
                           Saint Louis, Missouri 63141
                                  800.447.8150



                                   Prospectus

                                THRESHOLD ADVISOR
                              SMALL-CAP VALUE FUND

                                THRESHOLD ADVISOR
                                  MID-CAP FUND


                               Class A Prospectus
                                January 12, 2001













These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



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                       THIS PAGE LEFT BLANK INTENTIONALLY


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Table of Contents


THRESHOLD ADVISOR SMALL-CAP VALUE FUND
         Investment Objective, Policies and Risks                                      2
         Fees and Expenses of the Fund                                                 4
         Adviser's Prior Performance                                                   5

THRESHOLD ADVISOR MID-CAP FUND
         Investment Objectives, Policies and Risks                                     7
         Performance                                                                   8
         Fees And Expenses of the Fund                                                 9

MANAGEMENT OF THE FUNDS                                                               10

VALUING FUND SHARES                                                                   11

DESCRIPTION OF CLASS A SHARES                                                         12

BUYING, SELLING AND EXCHANGING FUND SHARES                                            14

DISTRIBUTIONS AND TAXES                                                               20

DISTRIBUTION PLAN                                                                     23

SHAREHOLDER SERVICES                                                                  24


THRESHOLD ADVISOR SMALL-CAP VALUE FUND


Investment Objective, Policies and Risks

Investment Objective
The investment objective of the Threshold Advisor Small-Cap Value Fund ("SCV Fund") is long-term capital appreciation.

Principal Investment Strategies of the Fund
SCV Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of small capitalization companies. "Small-cap" companies include those companies with a market capitalization of less than $1.5 billion at the time of purchase. SCV Fund focuses its investment process on equity securities, which include warrants, rights and debt and preferred securities convertible into equity securities.

SCV Fund attempts to select and purchase securities of small-cap companies that are "value" priced, which means that the ratio of the security's market price to earnings, book value, cash flow or other financial measure is lower than other companies' in its industry group with similar projected growth rates. SCV Fund does not consider, however, that any specific price to earnings, book value or cash flow ratio constitutes value pricing.

SCV Fund uses fundamental research to identify small-cap companies with the potential to rapidly increase sales, cash flow and earnings by taking advantage of demographic, economic, social or other trends. Such companies may enjoy a proprietary technology or other business advantage relative to their competition. Kennedy Capital Management, Inc., SCV Fund's Adviser, evaluates the management of a small-cap company in which SCV Fund invests, including its ability to implement the company's business plan and its commitment to increasing shareholder value. SCV Fund attempts to select the stocks of small-cap companies that it considers to be inefficiently priced because information about the company has not been adequately exposed in the marketplace. The Adviser attempts to improve information flow about these "invisible" companies in an effort to improve the market's efficiency in pricing the companies' stock.

Principal Risks of Investing in SCV Fund
Although SCV Fund seeks long-term capital appreciation, actual future investment results cannot be predicted. Investment results will fluctuate and there is no assurance that SCV Fund will achieve its objective. You could lose money on your investment in SCV Fund or not make as much as if you invested it elsewhere. An investment in SCV Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SCV Fund invests primarily in the stocks of smaller companies, which may lack the managerial, financial or other resources necessary to implement their business plans or to succeed in the face of competition. The prospects for a small-cap company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small-cap stock and this lack of market liquidity can adversely affect SCV Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.

SCV Fund's investment results will be affected by general market conditions and specifically by investors' enthusiasm for small-cap value stocks. The Adviser's assessment of small-cap companies may prove incorrect, resulting in losses or poor performance even in a rising market.

SCV Fund may engage in short-term transactions under various market conditions to a greater extent than other mutual funds. The Adviser expects that SCV Fund's portfolio turnover will exceed 100%. A high rate of portfolio turnover generally leads to greater transaction costs and may result in additional tax consequences to investors, which may also affect performance.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Class A shares of the SCV Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                           5.25%
(as a percentage of offering price)
Deferred Sales Charge (as a percentage of original purchase price)          None
Redemption Fee (as a percentage of amount redeemed)1                       1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                            1.00%
Distribution (12b-1) Fees                                                  0.25%
Other Expenses                                                             0.90%
Total Annual Fund Operating Expenses                                       2.15%
Fee Waiver and Expense Reimbursement2                                    - 0.70%
Net Expenses                                                               1.45%


Example:
This Example is intended to help you compare the cost of investing in Class A shares of the SCV Fund with the cost of investing in other mutual funds. The Example assumes that:

     o you invest $10,000 in Class A shares of the SCV Fund for the time period indicated;

     o    you redeem all of your Class A shares at the end of those periods;

     o    your investment has a 5% return each year; and

     o    the SCV Fund's operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:
1 year 3 years
$669     $973

Adviser's Prior Performance
The following bar chart and table provide some indication of the risks of investing in SCV Fund by showing changes in the performance of the Adviser's small-cap value private accounts and by comparing their performance with a broad measure of market performance. The performance shown is the performance of all of the Adviser's small-cap value private accounts managed using the same investment objectives and strategies that the Adviser will use to manage SCV Fund. These returns are compared to the Russell 2000 Index, a broad measure of market performance, and they reflect reinvestment of dividends. The returns are calculated by the Adviser based on total return, including gains or losses plus income, after deducting trading costs and the highest management fee charged to any such account by the Adviser. The SEC standard performance calculation was not used. Past performance of these private accounts, which are not subject to the same diversification, tax restrictions, investment limitations or sales charges and higher expenses as the SCV Fund, would be lower if SCV Fund's sales charges and expenses were included and should not be considered a representation of SCV Fund's future results. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Year-by-Year Annual Total Return of Adviser's Small-Cap Private Accounts (for the years ending December 31, 1995 to 2000)

[GRAPHIC OMITTED]

During the years shown in the bar chart above, the highest return for a quarter was 22.36% (quarter ending September 30, 1997) and the lowest return for a quarter was -19.69% (quarter ending September 30, 1998).

Average Annual Total Returns of Adviser's Small-Cap Private Accounts (for the periods ending December 31, 2000)

                               Past 1           Past 3       Past 5        Since Inception
                               Year             Years        Years         (January 1, 1995)

Adviser's Small-Cap
Private Accounts               15.96%           6.5%         14.2%         16.7%

Russell 2000 Index*            -3.02%           4.7%         10.3%         13.2%

* The Russell 2000 Index is a broad-based index representative of the smaller cap segment of the U.S. economy in terms of economic sector weightings, market capitalization and overall risk.

THRESHOLD ADVISOR MID-CAP FUND


Investment Objectives, Policies and Risks

Investment Objectives
The investment objectives of the Threshold Advisor Mid-Cap Fund ("MC Fund") are primarily long-term capital appreciation and, secondarily, current income.

Principal Investment Strategies of the Fund
MC Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of "mid-cap" companies with a market capitalization similar to the capitalization of those companies that comprise the S&P MidCap 400(TM) Index, typically $1.5 to $10 billion. MC Fund focuses its investment process on equity securities of mid-cap companies, including warrants, rights and debt and preferred securities convertible into equity securities. MC Fund may invest up to 35% of its total assets in debt securities for current income or capital appreciation or as a defensive strategy.

MC Fund attempts to identify mid-cap companies that have the financial strength to take advantage of a potential competitive advantage, either through internal growth or, alternatively, in relationships with key strategic partners. MC Fund attempts to select and purchase securities that are priced lower than the Adviser's estimate of the "intrinsic" value of the company. In determining the intrinsic value of a company, MC Fund's portfolio managers consider the relation of its stock price to a variety of financial measures, including historical and projected earnings, cash flow, reinvestment rate and growth rate. The portfolio managers also compare these relationships to those of other companies in the same industry.

MC Fund attempts to select the stock of mid-cap  companies  that it considers to be inefficiently priced because information about the company has not been adequately exposed in the marketplace. The Adviser attempts to improve information flow about these companies in an effort to improve the market's efficiency in pricing the companies' stock. Fundamental research is used to identify mid-cap companies with the potential to rapidly increase sales, cash flow and earnings by taking advantage of demographic, economic and social and other trends. Such companies may enjoy a sustainable competitive advantage because of proprietary technology, an established niche, market dominance or other business advantages relative to their competition.


MC Fund also seeks companies whose management has demonstrated a commitment to shareholder value and appears capable of implementing a viable growth plan. MC Fund attempts to select mid-cap companies whose business plan includes a catalyst that will release the value of an asset, such as proprietary technology, a patent or other asset, that is unappreciated by the market.

MC Fund secondarily seeks to provide current income. MC Fund may invest in debt securities, primarily U.S. government bonds and investment-grade corporate securities rated BBB or Bbb or above by S&P's or Moody's. MC Fund also may write covered calls and purchase debt securities convertible into equity securities. In anticipation of declining interest rates or broad market declines, MC Fund may purchase debt securities with the objective of capital preservation. In each case, obtaining current income is secondary to MC Fund's primary investment objective of long-term capital appreciation.

Principal Risks of Investing in the MC Fund
Although MC Fund seeks primarily long-term capital appreciation and, secondarily, current income, actual future investment results cannot be predicted. Investment results will fluctuate and there is no assurance that the MC Fund will achieve its objectives. You could lose money on your investment in the MC Fund or not make as much as if you invested it elsewhere. An investment in the MC Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MC Fund invests primarily in the stocks of mid-cap companies, which may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a mid-cap stock and this lack of market liquidity can adversely affect MC Fund's ability to realize the market price of a stock, especially during periods of rapid market decline. MC Fund's assessment of mid-cap companies may prove incorrect, resulting in losses or poor performance even in a rising market.


Performance
The MC Fund commenced operations on January 12, 2001, and, as a result, has no performance at this time.

Fees And Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Class A shares of the MC Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum  Sales  Charge  (Load)  Imposed on Purchases                       5.25%
(as a percentage  of offering  price)
Deferred  Sales Charge (as a percentage  of original  purchase price)       None
Redemption Fee (as a percentage of amount redeemed)1                       1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                            0.85%
Distribution (12b-1) Fees                                                  0.25%
Other Expenses                                                             0.90%
Total Annual Fund Operating Expenses                                       2.00%
Fee Waiver and Expense Reimbursement2                                    - 0.55%
Net Expenses                                                               1.45%


Example:
This Example is intended to help you compare the cost of investing in Class A shares of the MC Fund with the cost of investing in other mutual funds. The Example assumes that:

     o you invest $10,000 in Class A shares of the MC Fund for the time period indicated;

     o    you redeem all of your Class A shares at the end of those periods;

     o    your investment has a 5% return each year; and

     o    the MC Fund's operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

1 year         3 years
 $669           $973

MANAGEMENT OF THE FUNDS


Adviser
Kennedy Capital Management, Inc. (the "Adviser"), located at 10829 Olive Boulevard, St. Louis, MO 63141, serves as investment adviser to the Threshold Advisor Funds. The Adviser was organized in 1980 to provide investment management services to pension plans, charitable organizations, mutual funds and other institutional investors, as well as wealthy individuals. The Adviser currently manages approximately $1.6 billion for its clients, generally invested in small-cap companies according to a growth, value or blended investment strategy. The Adviser will receive an advisory fee of 1.00% of average daily net assets of the SCV Fund and 0.85% of average daily net assets of the MC Fund for providing investment advice and portfolio management services.


Portfolio Manager of the SCV Fund

Mr. Timothy Hasara, a research analyst and portfolio manager of the Adviser since 1994 and 1995, respectively, has day-to-day investment responsibility for SCV Fund. Mr. Hasara is responsible for managing approximately $500 million in client funds on behalf of the Adviser in the small-cap value style that he will use to manage SCV Fund. Mr. Hasara received a B.S. from the University of Notre Dame and a Master's Degree in Business Management from Johns Hopkins University.


Portfolio Managers of the MC Fund

Mr. Richard H. Eckenrodt, a portfolio manager and Director of Research of the Adviser since 1999 and 2000, respectively, has primary investment responsibility as Portfolio Manager of the MC Fund. Prior to assuming the management of the MC Fund, Mr. Eckenrodt held portfolio manager and analyst positions with the Lindner Funds. Mr. Eckenrodt managed the Lindner Utility Fund from 1993 to 1999 and he had investment management authority for the Lindner Dividend Fund (now Lindner Asset Allocation Fund) and Lindner Growth Fund (now Lindner Large-Cap
Fund). Mr. Eckenrodt had direct responsibility for total assets in excess of $1 billion. Mr. Eckenrodt holds a B.A. and a Master's Degree in Economics from the University of Missouri.

Mr. Frank Latuda, Jr., CFA, is Associate Manager of the MC Fund. Mr. Latuda has been a portfolio manager of the Adviser since 2000 and he served as Director of Research from 1997 to 2000. Prior to joining the Adviser, Mr. Latuda was a research analyst with Burns, Pauli, Mahoney & Company. He holds a B.S. in Electrical Engineering from the University of Notre Dame, and a Master's Degree in Electrical Engineering and an MBA from the University of Illinois.


VALUING FUND SHARES


The net asset value ("NAV") of Class A shares of each Fund is determined as of 4:00 p.m. Eastern time on each business day on which the New York Stock Exchange is open for trading ("Business Day"). The NAV of Class A shares of each Fund is calculated by dividing the Class A net assets by the number of outstanding Class A shares. Purchases and redemptions of Class A shares of a Fund will be made at the next determined NAV after the order is placed. Because the value of a Fund's investment portfolio changes every Business Day, the NAV usually changes as well.

Each Fund generally values its portfolio securities as follows. Equity securities are valued at the last sales price reported by the consolidated quote system prior to the normal closing of the market on which the securities are traded. If there was no sale that day, equity securities will be valued at the mean of the last bid and asked prices. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service or determined using quotes from brokers. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method. Securities for which market quotations are not readily available are valued at fair market value by the Adviser, as determined in good faith pursuant to procedures approved by the Threshold Advisor Funds' Board of Directors.

DESCRIPTION OF CLASS A SHARES


Class A shares are sold at the public offering price, which is the NAV per share plus any initial sales charge as described below. You do not pay a sales charge when you reinvest dividends or distributions paid by a Fund.
                                                   Sales Charge as a % of
                                            Offering                  Net Amount
                                              Price                    Invested
Less than $50,000                             5.25                       5.54
$50,000 but less than $100,000                4.25                       4.44
$100,000 but less than $250,000               3.25                       3.36
$250,000 but less than $500,000               2.50                       2.56
$500,000 but less than $1 million             2.00                       2.04
$1 million or more                             -0-                        -0-

For purchases of Class A shares of $1 million or more, a Fund may pay to Unified Financial Securities, Inc., the Funds' Distributor, up to 1.00% of the purchase amount on the first $1 million and 0.60% on assets thereafter. An investor who redeems those Class A shares within 12 months of purchase will pay a redemption fee of 1% of the initial investment amount.


Qualifying for a Reduced Sales Charge
You may qualify for a reduced sales charge if you own or are purchasing shares of other Threshold Advisor Funds. If you or your investment consultant notifies a Fund of your eligibility for a reduced sales charge at the time of your purchase, you will be credited with the combined value (at the current offering price) of all your Threshold Advisor Funds and the shares of your spouse and any children under 21.

The following persons may qualify to purchase Class A shares of the Funds without a sales charge:

     o Current or former directors, officers or employees of a Fund or the Adviser;

     o Current or former directors, partners, officers or employees of selected organizations providing services to Threshold Advisor Funds, including legal counsel and advertising and marketing consultants;

     o Current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with the principal underwriter of Threshold Advisor Funds;

     o    Members of the immediate families of any of the persons above;

     o Any trust, custodial account, pension, profit sharing or other benefit plan of the foregoing persons;

     o    Insurance company separate accounts;

     o Other funds and accounts for which the Adviser or any of its affiliates serve as investment adviser or manager;

     o Employer-sponsored retirement plans with at least $1,000,000 in plan assets or an initial investment of $25,000. Participants in an employee-sponsored 403(b) plan or employer-sponsored 457 plan if (a) the employer has made special arrangements for the plan to operate as a group through a single broker-dealer firm or other financial intermediary, and (b) all participants in the plan purchase shares of Threshold Advisor Funds through that broker-dealer or financial intermediary.

Reduced sales charges or a waiver of sales charges on Class A shares also may be available to group plans if the sponsoring organization makes information about Threshold Advisor Funds available to plan participants, permits informational meetings with participants regarding Threshold Advisor Funds, and facilitates purchases by plan participants.


Letter of Intent
A letter of intent is a written representation that you intend to purchase a specified dollar amount of the Class A shares of a Fund during the thirteen months following your initial purchase. Based on the amount specified in the letter of intent, you will qualify for a reduced initial sales charge. Completing a letter of intent does not obligate you to purchase additional Class A shares. If, however, you do not buy enough Class A shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your Class A shares, if earlier), your sales charge will be recalculated based on the amount you actually invested. You must pay the additional sales charge within 20 days after you are notified of the recalculation or it will be deducted from your account. In the event you sell Class A shares of a Fund prior to the end of the 13-month period, the recalculated sales charge will be deducted from your sales proceeds. For more information on purchasing under a letter of intent, please consult your investment consultant.

BUYING, SELLING AND EXCHANGING FUND SHARES


Class A shares of each Fund are sold at the public offering price, which is the NAV plus any sales charge. Each Fund offers to redeem its Class A shares from its shareholders at any time at the next determined NAV without the deduction of any sales charge, although each Fund imposes a 1.00% redemption fee on a single purchase of Class A shares in an amount of $1 million or more if those shares are redeemed less than one year after they are purchased. The redemption price may be paid either in cash or by a distribution in kind of securities held by a Fund.

Class I Shares
Each Fund also offers Class I shares through a separate prospectus to institutional investors for a minimum purchase price of $250,000.


Buying Fund Shares
The minimum purchase for Class A shares is $5,000, subject to certain exceptions. You may open an account as follows:

By Contacting an Investment Professional--
You may buy shares of a Fund from any investment firm that has a sales agreement with the Fund's distributor. Threshold Advisor Funds considers the services provided by professional investment consultants to be beneficial to most investors without extensive investment experience. If you do not have an investment consultant, please call 1-800-711-1207 for information on how to locate an investment professional in your area. Threshold Advisor Funds also maintains a list of financial consultants on its Web site at www.thresholdfunds.com.

By Wire -- To purchase by wire:

     o Call the Funds' transfer agent toll-free at (800) 447-8150 to obtain an account and PIN number (for new accounts only)

     o    Complete and return your account application to the transfer agent

     o    Instruct your bank to wire your investment to:

         UMB Bank, N.A.
         ABA # 101000695
         Credit to: # 9870984598
         FBO: Threshold Advisor [Name of Fund] - Class A Shares
         Your name(s) __________________________
         Your account number ____________________

By Mail -- To purchase by mail:

     o    Complete and sign the account application

     o    Mail your application and check to:

                Threshold Advisor [Name of Fund] - Class A Shares
                        c/o Unified Fund Services, Inc.
                             431 North Pennsylvania
                          Street Indianapolis, IN 46204

If you are making an additional purchase of shares, include your account number on the check. Checks must be drawn in U.S. dollars on a U.S. bank. Third-party checks will not be accepted by a Fund.


Account Options
Automatic Investment Plans
You can make regular periodic investments in a Fund by setting up a periodic transfer from your bank or other depositary account under the Threshold Periodic Investment Program. You may start an automatic investment plan in Class A shares with an initial investment of $100. You may cancel your enrollment in the Periodic Investment Program at any time or change the dollar amount, frequency, or investment date by calling or writing to the transfer agent. Because the operation of this program requires coordination with your bank or other depositary, you should allow up to 30 days for the transfer agent to establish your participation in the Periodic Investment Program.

Directed Dividends
You can invest the dividends paid by a Fund into another Threshold Advisor Fund. The value of your second account must be at least $2,500. There are no fees or charges for directed dividends. If you have a retirement plan account, you may direct dividends only to accounts with identical registrations.

Systematic Withdrawal Plans
When you establish a systematic withdrawal plan, the transfer agent will sell the number of a Fund's Class A shares or the dollar amount you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic funds transfer to a bank or other depositary account you designate.

To establish a systematic withdrawal plan:

     o    Your account must have a value of at least $10,000;

     o    You must request a periodic withdrawal of at least $50; and

     o You may not request a periodic withdrawal of more than 10% of the value of the account (valued at the time the plan is implemented).

Systematic sales of a Fund's Class A shares may be taxable transactions for you. If you purchase Class A shares while you are making systematic withdrawals from your account, you may pay unnecessary sales charges.

Direct Deposit
Dividends, capital gain distributions and proceeds of a redemption, including systematic withdrawal payments, will be paid to you by check unless you arrange for an electronic funds transfer payment. You may choose to have cash payments deposited directly into your bank or other depositary account. Please contact the Shareholder Services Department at 1-800-447-8150 for further information.

Selling Fund Shares
You may sell your Fund shares on any Business Day. You or your investment consultant may write a letter of instruction that includes the information below and mail your written instructions to the transfer agent at the address on page 15.

     o    Your account name(s)

     o    Your account number

     o    The dollar amount or the number of shares to be redeemed

     o    How to send the proceeds to you (by check or wire*)

     o Your signature (the letter must be signed by an authorized person(s) in the exact name which appears on the account)

     o    Any legal documents, if required

* If you want to have the redemption proceeds wired to your bank account, provide the name, location, ABA or bank routing number and your bank account number. Your Fund will deduct a fee from the sales proceeds and your bank may charge a fee to receive the wire.

Your Class A shares will be sold at the next NAV calculated after your order is received in good order by the Funds' transfer agent. You generally will receive the redemption proceeds within seven (7) days after receipt of your redemption request. The redemption check will be sent to the address of record.

Redemption Fee
If Class A shares of either Fund are purchased in an amount of $1 million or more without payment of a sales charge and then redeemed within twelve months from the date of purchase, a redemption fee of 1.00% will be deducted from the redemption proceeds by the Fund. In determining whether a redemption fee is payable, it will be assumed that the redemption is made first of shares that have been held for more than one year and, second, of shares that are still subject to the redemption fee.

Telephone Transaction Privileges
If your account is registered in your name, you can sell shares of a Fund by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or instruct the transfer agent in writing. In order to place a telephone transaction, please contact the Fund's transfer agent at 1-800-447-8150. The Shareholder Services Department is open between 8:00 a.m. and 5:00 p.m. Eastern time on each Business Day.

Suspension of Redemptions
Each Fund reserves the right to suspend redemptions or postpone the date of payment:

     (a) for any periods during which the New York Stock Exchange ("Exchange") is closed (other than for customary weekend and holiday closings), or when trading on the Exchange is restricted,

     (b) at such time as an emergency exists as determined by the Securities and Exchange Commission ("SEC") so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or

     (c) for such other periods as the SEC by order may permit for protection of a Fund's shareholders.

If the Fund shares being redeemed recently were purchased by check, payment may be delayed to verify that the check has been honored, normally not more than fifteen (15) days.

Redemptions in Kind
Although each Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

Exchanging Fund Shares
You may exchange your Class A shares of a Fund for Class A shares of another Threshold Advisor Fund without the imposition of any fee, subject to the requirements described below. The automatic exchange will be effective on the day after your instructions are received by a Fund's transfer agent.

At the time you make your exchange request you must have at least $5,000 invested in Threshold Advisor Funds. Your exchange request must be for at least $1,000 and, as a result of the exchange, you must have at least $2,500 in each Threshold Advisor Fund you own. Shares you acquire as part of an exchange will continue to be subject to any redemption fee that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine the amount of any redemption fee.

Before you request an exchange, consider each Fund's investment objective and policies as described in the Fund's prospectus. An exchange may also result in the payment of income taxes. Your investment consultant should be able to assist you in evaluating an exchange among different series of Threshold Advisor Funds.

Exchange of Fund Shares for Money Market Fund Shares
You may also exchange your Class A shares of a Fund for shares of the Goldman Sachs Financial Square Prime Obligations Fund, a money market fund advised by Goldman Sachs & Co. Please see the money market fund's prospectus for additional information. In your exchange instructions to Threshold Advisor Funds, please indicate the number of Class A shares of the Fund that you desire to exchange for shares of the money market fund.

Exchange Limitations
Each Fund imposes a limit of three exchanges per year. The exchange limitation is designed to discourage short-term trading, which can increase the expenses incurred by a Fund and reduce returns for other shareholders. Threshold Advisor Funds may view accounts for which one person gives instructions or accounts that act on the advice provided by a single source to be under common control and, thus, subject to this limit. Accounts of broker-dealers or other financial intermediaries that aggregate client accounts are not subject to this limitation.

Telephone Transaction Privileges
If your account is registered in your name, you can exchange shares of a Fund by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or instruct the transfer agent in writing. In order to place a telephone transaction, please contact the Fund's transfer agent at 1-800-447-8150. The Shareholder Services Department is open between 8:00 a.m. and 5:00 p.m. Eastern time on each Business Day.

DISTRIBUTIONS AND TAXES


Net investment income distributed by a Fund generally consists of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by SCV Fund on an annual basis and by MC Fund on a quarterly basis.

Each Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for less than one year are taxed as ordinary income; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If a Fund distributes to its shareholders an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts.


Summary of Tax Liability for Taxable Accounts
Type of transaction                                           Tax status
Income dividends                                              Ordinary income rate

Short-term capital gain distributions                         Ordinary income rate

Long-term capital gain distributions                          Capital gains rate

Sales of shares (including redemptions)                       Long-term capital gains or losses
owned more than one year                                      (capital gains rate)

Sales of shares (including redemptions)                       Gains are taxed at the same rate
owned less than one year but more                             as ordinary income
than six months

Sales of shares (including redemptions)                       Gains are taxed at the same rate as
owned for six months or less                                  ordinary income, losses are subject
                                                              to special rules

Distributions to Retirement Plans
Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

Dividends-Received Deductions
Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from a Fund.

Tax Reporting
If you are a non-retirement plan holder, we will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, a Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared.

Withholding Taxes
If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 31% of your distributions and sales proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS 31% of your distributions. Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

DISTRIBUTION PLAN


Each Fund has adopted a distribution plan for its Class A shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("12b-1 Plan"). Under the 12b-1 Plan, each Fund pays an annual fee to Unified Financial Securities, Inc., the Fund's Distributor, of 0.25% of the average daily net assets of the Fund invested in Class A shares through participating dealers, to help defray the cost of distributing the Fund's Class A shares and servicing its shareholders. Under the Rule 12b-1 Plan, a Fund also may pay to the Adviser, as Distribution Coordinator, an annual fee of 0.25% of the average daily net assets of a Fund invested in Class A shares that were sold by the Distributor without the participation of a dealer. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges. Depending on the amount of your investment and the length of time you hold the Class A shares, your investment results will not equal the results of a different class of shares of a Fund having a different sales charge and fee structure.

SHAREHOLDER SERVICES


The Threshold Advisor Funds' Web site at www.thresholdfunds.com contains information on each Fund. If your account is registered in your name with the Funds' transfer agent, you can obtain current account information. Prospectuses for all classes of the Threshold Advisor Funds are also available.


Contacting Shareholder Services
You can contact a Fund by calling the transfer agent at 1-800-447-8150. Information on each Fund's Class A NAV and on your account (if your account is registered in your name with the transfer agent) is available. In addition, you may speak with a shareholder servicing agent with respect to any question you have regarding a Fund or your account. If your account is held by a broker-dealer or other financial institution, our shareholder servicing department will not have specific information regarding your Fund account.

Selected information about each Fund is available through a voice-response system. You will need to obtain and use a personal identification number (PIN) to retrieve specific information about your account through the voice-response system. Please contact Shareholder Services at 1-800-447-8150 to obtain a PIN number or with questions regarding the voice-response system.

                       THIS PAGE LEFT BLANK INTENTIONALLY

To Learn More
This prospectus contains important information about Threshold Advisor Funds. It should be read carefully and kept for future reference. You may also obtain additional information about the Funds from the following sources.

Statement of Additional Information
The Statement of Additional Information (SAI) offers more detailed information about the Funds' investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You may obtain copies of the Funds' Statement of Additional Information by contacting Threshold Advisor Funds at 1-800-447-8150.

You may also review and obtain copies of these materials by visiting the SEC's Public Reference Room in Washington D.C. or mailing your request to the SEC's Public Reference Section, Washington, D.C. 20549-6009 or by electronic request to www.sec.gov. The SEC charges a duplicating fee.

Text-only versions of the Funds' documents are located online and can be downloaded from the SEC's EDGAR database at www.sec.gov.

For more information and shareholder inquiries contact:
Threshold Advisor Funds
Shareholder Services Department
P.O. Box 6110
Indianapolis, IN 46206-6110
1-800-447-8150
www.thresholdfunds.com

Securities and Exchange Commission
Washington, D.C. 20549-0102
1-800-SEC-0330 (Public Reference Section)
1-202-942-8090
www.sec.gov




Investment Company Act File No. 811-10117
















--------
1 If you purchase Class A shares in an amount of $1 million or more and do not pay a sales charge, you will pay a redemption fee if you redeem those shares less than one year after you purchased them.

2 The Adviser contractually has agreed to waive its advisory fee and, if necessary, reimburse the SCV Fund to the extent that Class A annual operating expenses exceed 1.45% of the Class A average daily net assets for the SCV Fund's 2001 fiscal year. Any reduction in the Adviser's fees is subject to reimbursement by SCV Fund within the following three years if overall expenses fall below this percentage limitation.
1 If you purchase Class A shares in an amount of $1 million or more and do not pay a sales charge, you will pay a redemption fee if you redeem those shares less than one year after you purchased them.

2 The Adviser contractually has agreed to waive its advisory fee and, if necessary, reimburse the MC Fund to the extent that Class A annual operating expenses exceed 1.45% of the Class A average daily net assets for the MC Fund's 2001 fiscal year. Any reduction in the Adviser's fees is subject to reimbursement by MC Fund within the following three years if overall expenses fall below this percentage limitation.





                             THRESHOLD ADVISOR FUNDS
                      Your Gateway to Emerging Opportunity

                              10829 Olive Boulevard
                           Saint Louis, Missouri 63141
                                  800.447.8150



                                   Prospectus

                                THRESHOLD ADVISOR
                              SMALL-CAP VALUE FUND

                                THRESHOLD ADVISOR
                                  MID-CAP FUND


                               Class I Prospectus
                                January 12, 2001













These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


THRESHOLD ADVISOR SMALL-CAP VALUE FUND
         Investment Objective, Policies and Risks                                      1
         Fees and Expenses of the Fund                                                 3
         Adviser's Prior Performance                                                   4

THRESHOLD ADVISOR MID-CAP FUND
         Investment Objectives, Policies and Risks                                     6
         Performance                                                                   7
         Fees And Expenses of the Fund                                                 8

MANAGEMENT OF THE FUNDS                                                                9

VALUING FUND SHARES                                                                   10

DESCRIPTION OF CLASS I SHARES                                                         11

BUYING, SELLING AND EXCHANGING FUND SHARES                                            12

DISTRIBUTIONS AND TAXES                                                               17

DISTRIBUTION PLAN                                                                     20

SHAREHOLDER SERVICES                                                                  21

THRESHOLD ADVISOR SMALL-CAP VALUE FUND


Investment Objective, Policies and Risks

Investment Objective
The investment objective of the Threshold Advisor Small-Cap Value Fund ("SCV Fund") is long-term capital appreciation.

Principal Investment Strategies of the Fund
SCV Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of small capitalization companies. "Small-cap" companies include those companies with a market capitalization of less than $1.5 billion at the time of purchase. SCV Fund focuses its investment process on equity securities, which include warrants, rights and debt and preferred securities convertible into equity securities.

SCV Fund attempts to select and purchase securities of small-cap companies that are "value" priced, which means that the ratio of the security's market price to earnings, book value, cash flow or other financial measure is lower than other companies' in its industry group with similar projected growth rates. SCV Fund does not consider, however, that any specific price to earnings, book value or cash flow ratio constitutes value pricing.

SCV Fund uses fundamental research to identify small-cap companies with the potential to rapidly increase sales, cash flow and earnings by taking advantage of demographic, economic, social or other trends. Such companies may enjoy a proprietary technology or other business advantage relative to their competition. Kennedy Capital Management, Inc., SCV Fund's Adviser, evaluates the management of a small-cap company in which SCV Fund invests, including its ability to implement the company's business plan and its commitment to increasing shareholder value. SCV Fund attempts to select the stocks of small-cap companies that it considers to be inefficiently priced because information about the company has not been adequately exposed in the marketplace. The Adviser attempts to improve information flow about these "invisible" companies in an effort to improve the market's efficiency in pricing the companies' stock.

Principal Risks of Investing in SCV Fund
Although SCV Fund seeks long-term capital appreciation, actual future investment results cannot be predicted. Investment results will fluctuate and there is no assurance that SCV Fund will achieve its objective. You could lose money on your investment in SCV Fund or not make as much as if you invested it elsewhere. An investment in SCV Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SCV Fund invests primarily in the stocks of smaller companies, which may lack the managerial, financial or other resources necessary to implement their business plans or to succeed in the face of competition. The prospects for a small-cap company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small-cap stock and this lack of market liquidity can adversely affect SCV Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.

SCV Fund's investment results will be affected by general market conditions and specifically by investors' enthusiasm for small-cap value stocks. The Adviser's assessment of small-cap companies may prove incorrect, resulting in losses or poor performance even in a rising market.

SCV Fund may engage in short-term transactions under various market conditions to a greater extent than other mutual funds. The Adviser expects that SCV Fund's portfolio turnover will exceed 100%. A high rate of portfolio turnover generally leads to greater transaction costs and may result in additional tax consequences to investors, which may also affect performance.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Class I shares of the SCV Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum  Sales  Charge  (Load)  Imposed on Purchases                        None
(as a  percentage  of offering  price)
Deferred  Sales Charge (as a percentage  of original  purchase price)       None
Redemption Fee (as a percentage of amount redeemed)                         None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                            1.00%
Distribution (12b-1) Fees                                                   None
Other Expenses                                                             0.90%
Total Annual Fund Operating Expenses                                       1.90%
Fee Waiver and Expense Reimbursement1                                    - 0.45%
Net Expenses                                                               1.45%



Example:
This Example is intended to help you compare the cost of investing in Class I shares of the SCV Fund with the cost of investing in other mutual funds. The Example assumes that:

     o you invest $10,000 in Class I shares of the SCV Fund for the time period indicated;

     o    you redeem all of your Class I shares at the end of those periods;

     o    your investment has a 5% return each year; and

     o    the SCV Fund's operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

1 year         3 years
 $152           $473












Adviser's Prior Performance
The following bar chart and table opposite provide some indication of the risks of investing in SCV Fund by showing changes in the performance of the Adviser's small-cap value private accounts and by comparing their performance with a broad measure of market performance. The performance shown is the performance of all of the Adviser's small-cap value private accounts managed using the same investment objectives and strategies that the Adviser will use to manage SCV Fund. These returns are compared to the Russell 2000 Index, a broad measure of market performance, and they reflect reinvestment of dividends. The returns are calculated by the Adviser based on total return, including gains or losses plus income, after deducting trading costs and the highest management fee charged to any such account by the Adviser. The SEC standard performance calculation was not used. Past performance of these private accounts, which are not subject to the same diversification, tax restrictions, investment limitations or higher expenses as the SCV Fund, would be lower if SCV Fund's expenses were included and should not be considered a representation of SCV Fund's future results. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Year-by-Year Annual Total Return of Adviser's Small-Cap Private Accounts (for the years ending December 31, 1995 to 2000)

[GRAPHIC OMITTED]

During the years shown in the bar chart above, the highest return for a quarter was 22.36% (quarter ending September 30, 1997) and the lowest return for a quarter was -19.69% (quarter ending September 30, 1998).

Average Annual Total Returns of Adviser's Small-Cap Private Accounts (for the periods ending December 31, 2000)

                               Past 1           Past 3       Past 5        Since Inception
                               Year             Years        Years         (January 1, 1995)

Adviser's Small-Cap
Private Accounts               15.96%           6.5%         14.2%         16.7%

Russell 2000 Index*            -3.02%           4.7%         10.3%         13.2%

* The Russell 2000 Index is a broad-based index representative of the smaller cap segment of the U.S. economy in terms of economic sector weightings, market capitalization and overall risk.

THRESHOLD ADVISOR MID-CAP FUND


Investment Objectives, Policies and Risks

Investment Objectives
The investment objectives of the Threshold Advisor Mid-Cap Fund ("MC Fund") are primarily long-term capital appreciation and, secondarily, current income.

Principal Investment Strategies of the Fund
MC Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of "mid-cap" companies with a market capitalization similar to the capitalization of those companies that comprise the S&P MidCap 400(TM) Index, typically $1.5 to $10 billion. MC Fund focuses its investment process on equity securities of mid-cap companies, including warrants, rights and debt and preferred securities convertible into equity securities. MC Fund may invest up to 35% of its total assets in debt securities for current income or capital appreciation or as a defensive strategy.

MC Fund attempts to identify mid-cap companies that have the financial strength to take advantage of a potential competitive advantage, either through internal growth or, alternatively, in relationships with key strategic partners. MC Fund attempts to select and purchase securities that are priced lower than the Adviser's estimate of the "intrinsic" value of the company. In determining the intrinsic value of a company, MC Fund's portfolio managers consider the relation of its stock price to a variety of financial measures, including historical and projected earnings, cash flow, reinvestment rate and growth rate. The portfolio managers also compare these relationships to those of other companies in the same industry.

MC Fund attempts to select the stock of mid-cap  companies  that it considers to be inefficiently priced because information about the company has not been adequately exposed in the marketplace. The Adviser attempts to improve information flow about these companies in an effort to improve the market's efficiency in pricing the companies' stock. Fundamental research is used to identify mid-cap companies with the potential to rapidly increase sales, cash flow and earnings by taking advantage of demographic, economic and social and other trends. Such companies may enjoy a sustainable competitive advantage because of proprietary technology, an established niche, market dominance or other business advantages relative to their competition. MC

Fund also seeks companies whose management has demonstrated a commitment to shareholder value and appears capable of implementing a viable growth plan. MC Fund attempts to select mid-cap companies whose business plan includes a catalyst that will release the value of an asset, such as proprietary technology, a patent or other asset, that is unappreciated by the market.

MC Fund secondarily seeks to provide current income. MC Fund may invest in debt securities, primarily U.S. government bonds and investment-grade corporate securities rated BBB or Bbb or above by S&P's or Moody's. MC Fund also may write covered calls and purchase debt securities convertible into equity securities. In anticipation of declining interest rates or broad market declines, MC Fund may purchase debt securities with the objective of capital preservation. In each case, obtaining current income is secondary to MC Fund's primary investment objective of long-term capital appreciation.

Principal Risks of Investing in the MC Fund
Although MC Fund seeks primarily long-term capital appreciation and, secondarily, current income, actual future investment results cannot be predicted. Investment results will fluctuate and there is no assurance that the MC Fund will achieve its objectives. You could lose money on your investment in the MC Fund or not make as much as if you invested it elsewhere. An investment in the MC Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MC Fund invests primarily in the stocks of mid-cap companies, which may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a mid-cap stock and this lack of market liquidity can adversely affect MC Fund's ability to realize the market price of a stock, especially during periods of rapid market decline. MC Fund's assessment of mid-cap companies may prove incorrect, resulting in losses or poor performance even in a rising market.


Performance
The MC Fund commenced operations on January 12, 2001, and, as a result, has no performance at this time.

Fees And Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Class I shares of the MC Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum  Sales  Charge  (Load)  Imposed on Purchases                        None
(as a  percentage  of offering  price)
Deferred  Sales Charge (as a percentage  of original  purchase price)       None
Redemption Fee (as a percentage of amount redeemed)                         None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                            0.85%
Distribution (12b-1) Fees                                                   None
Other Expenses                                                             0.90%
Total Annual Fund Operating Expenses                                       1.75%
Fee Waiver and Expense Reimbursement1                                    - 0.30%
Net Expenses                                                               1.45%


Example:
This Example is intended to help you compare the cost of investing in Class I shares of the MC Fund with the cost of investing in other mutual funds. The Example assumes that:

     o you invest $10,000 in Class I shares of the MC Fund for the time period indicated;

     o    you redeem all of your Class I shares at the end of those periods;

     o    your  investment  has a 5%  return  each  year;  and

     o    the MC Fund's operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

1 year            3 years
 $152             $473












MANAGEMENT OF THE FUNDS


Adviser
Kennedy Capital Management, Inc. (the "Adviser"), located at 10829 Olive Boulevard, St. Louis, MO 63141, serves as investment adviser to the Threshold Advisor Funds. The Adviser was organized in 1980 to provide investment management services to pension plans, charitable organizations, mutual funds and other institutional investors, as well as wealthy individuals. The Adviser currently manages approximately $1.6 billion for its clients, generally invested in small-cap companies according to a growth, value or blended investment strategy. The Adviser will receive an advisory fee of 1.00% of average daily net assets of the SCV Fund and 0.85% of average daily net assets of the MC Fund for providing investment advice and portfolio management services.


Portfolio Manager of the SCV Fund

Mr. Timothy Hasara, a research analyst and portfolio manager of the Adviser since 1994 and 1995, respectively, has day-to-day investment responsibility for SCV Fund. Mr. Hasara is responsible for managing approximately $500 million in client funds on behalf of the Adviser in the small-cap value style that he will use to manage SCV Fund. Mr. Hasara received a B.S. from the University of Notre Dame and a Master's Degree in Business Management from Johns Hopkins University.


Portfolio Managers of the MC Fund

Mr. Richard H. Eckenrodt, a portfolio manager and Director of Research of the Adviser since 1999 and 2000, respectively, has primary investment responsibility as Portfolio Manager of the MC Fund. Prior to assuming the management of the MC Fund, Mr. Eckenrodt held portfolio manager and analyst positions with the Lindner Funds. Mr. Eckenrodt managed the Lindner Utility Fund from 1993 to 1999 and he had investment management authority for the Lindner Dividend Fund (now Lindner Asset Allocation Fund) and Lindner Growth Fund (now Lindner Large-Cap
Fund). Mr. Eckenrodt had direct responsibility for total assets in excess of $1 billion. Mr. Eckenrodt holds a B.A. and a Master's Degree in Economics from the University of Missouri.

Mr. Frank Latuda, Jr., CFA, is Associate Manager of the MC Fund. Mr. Latuda has been a portfolio manager of the Adviser since 2000 and he served as Director of Research from 1997 to 2000. Prior to joining the Adviser, Mr. Latuda was a research analyst with Burns, Pauli, Mahoney & Company. He holds a B.S. in Electrical Engineering from the University of Notre Dame, and a Master's Degree in Electrical Engineering and an MBA from the University of Illinois.


VALUING FUND SHARES


The net asset value ("NAV") of Class I shares of each Fund is determined as of 4:00 p.m. Eastern time on each business day on which the New York Stock Exchange is open for trading ("Business Day"). The NAV of Class I shares of each Fund is calculated by dividing the Class I net assets by the number of outstanding Class I shares. Purchases and redemptions of Class I shares of a Fund will be made at the next determined NAV after the order is placed. Because the value of a Fund's investment portfolio changes every Business Day, the NAV usually changes as well.

Each Fund generally values its portfolio securities as follows. Equity securities are valued at the last sales price reported by the consolidated quote system prior to the normal closing of the market on which the securities are traded. If there was no sale that day, equity securities will be valued at the mean of the last bid and asked prices. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service or determined using quotes from brokers. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method. Securities for which market quotations are not readily available are valued at fair market value by the Adviser, as determined in good faith pursuant to procedures approved by the Threshold Advisor Funds' Board of Directors.

DESCRIPTION OF CLASS I SHARES


Class I shares are sold at the NAV to institutional investors. You do not pay a sales charge when you invest in Class I shares of a Fund. Class I shares also do not pay any 12b-1 fees.


     Minimum  Investment

Your initial investment in Class I shares must be at least $250,000, which minimum may be waived in the Adviser's discretion. For the purpose of determining whether the minimum initial investment amount has been satisfied, the Fund considers the aggregate initial purchase by any broker-dealer having a sales agreement with the distributor. There is no minimum additional investment amount.


Minimum Account Size
Each Fund requires that you maintain a minimum account balance of $500. If your account declines below this amount because of a sale or exchange, the transfer agent will notify you that your account will be liquidated and closed. You may avoid this by increasing the value of your account to at least $500 during the calendar quarter after the quarter in which you receive the notice.

BUYING, SELLING AND EXCHANGING FUND SHARES


Class I shares of each Fund are sold at the public offering price, which is the NAV. Each Fund offers to redeem its Class I shares from its shareholders at any time at the next determined NAV without the deduction of any sales charge. The redemption price may be paid either in cash or by a distribution in kind of securities held by a Fund.

Class A Shares
Each Fund also offers Class A shares through a separate prospectus to retail investors for a minimum purchase price of $5,000. Class A shares are subject to a front-end sales load and higher ongoing expenses.


Buying Fund Shares
The minimum purchase for Class I shares is $250,000, although this minimum may be waived in the Adviser's discretion. You may open an account as follows:

By Contacting an Investment Professional--
You may buy shares of a Fund from any investment firm that has a sales agreement with the Fund's distributor. Threshold Advisor Funds considers the services provided by professional investment consultants to be beneficial to most investors without extensive investment experience. If you do not have an investment consultant, please call 1-800-711-1207 for information on how to locate an investment professional in your area. Threshold Advisor Funds also maintains a list of financial consultants on its Web site at www.thresholdfunds.com.

By Wire -- To purchase by wire:

     o Call the Funds' transfer agent toll-free at (800) 447-8150 to obtain an account and PIN number (for new accounts only)

     o    Complete and return your account application to the transfer agent

     o    Instruct your bank to wire your investment to:

         UMB Bank, N.A.
         ABA # 101000695
         Credit to: # 9870984598
         FBO: Threshold Advisor [Name of Fund] - Class I Shares
         Your name(s) __________________________
         Your account number ____________________

By Mail -- To purchase by mail:

     o    Complete and sign the account application

     o    Mail your application and check to:

         Threshold Advisor [Name of Fund] - Class I Shares
         c/o Unified Fund Services, Inc.
         431 North Pennsylvania Street
         Indianapolis, IN 46204

If you are making an additional purchase of shares, include your account number on the check. Checks must be drawn in U.S. dollars on a U.S. bank. Third-party checks will not be accepted by a Fund.


Account Options
Automatic Investment Plans
After establishing your account, you can make regular periodic investments in a Fund by setting up a periodic transfer from your bank or other depositary account under the Threshold Periodic Investment Program. You may cancel your enrollment in the Periodic Investment Program at any time or change the dollar amount, frequency, or investment date by calling or writing to the transfer agent. Because the operation of this program requires coordination with your bank or other depositary, you should allow up to 30 days for the transfer agent to establish your participation in the Periodic Investment Program.

Directed Dividends
You can invest the dividends paid by a Fund into another Threshold Advisor Fund. The value of your second account must be at least $2,500. There are no fees or charges for directed dividends. If you have a retirement plan account, you may direct dividends only to accounts with identical registrations.

Systematic Withdrawal Plans
When you establish a systematic withdrawal plan, the transfer agent will sell the number of a Fund's Class I shares or the dollar amount you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic funds transfer to a bank or other depositary account you designate. Systematic sales of a Fund's Class I shares may be taxable transactions for you.

To establish a systematic withdrawal plan:

     o    Your account must have a value of at least $10,000;

     o    You must request a periodic withdrawal of at least $50; and

     o You may not request a periodic withdrawal of more than 10% of the value of the account (valued at the time the plan is implemented).

Direct Deposit
Dividends, capital gain distributions and proceeds of a redemption, including systematic withdrawal payments, will be paid to you by check unless you arrange for an electronic funds transfer payment. You may choose to have cash payments deposited directly into your bank or other depositary account. Please contact the Shareholder Services Department at 1-800-447-8150 for further information.

Selling Fund Shares
You may sell your Fund shares on any Business Day. You or your investment consultant may write a letter of instruction that includes the information below and mail your written instructions to the transfer agent at the address on page 12.

     o    Your account name(s)

     o    Your account number

     o    The dollar amount or the number of shares to be redeemed

     o    How to send the proceeds to you (by check or wire*)

     o Your signature (the letter must be signed by an authorized person(s) in the exact name which appears on the account)

     o    Any legal documents, if required

* If you want to have the redemption proceeds wired to your bank account, provide the name, location, ABA or bank routing number and your bank account number. Your Fund will deduct a fee from the sales proceeds and your bank may charge a fee to receive the wire.

Your Class I shares will be sold at the next NAV calculated after your order is received in good order by the Funds' transfer agent. You generally will receive the redemption proceeds within seven (7) days after receipt of your redemption request. The redemption check will be sent to the address of record.

Telephone Transaction Privileges
If your account is registered in your name, you can sell shares of a Fund by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or instruct the transfer agent in writing. In order to place a telephone transaction, please contact the Fund's transfer agent at 1-800-447-8150. The Shareholder Services Department is open between 8:00 a.m. and 5:00 p.m. Eastern time on each Business Day.

Suspension of Redemptions
Each Fund reserves the right to suspend redemptions or postpone the date of payment:

     (a) for any periods during which the New York Stock Exchange ("Exchange") is closed (other than for customary weekend and holiday closings), or when trading on the Exchange is restricted,

     (b) at such time as an emergency exists as determined by the Securities and Exchange Commission ("SEC") so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or

     (c) for such other periods as the SEC by order may permit for protection of a Fund's shareholders.

If the Fund shares being redeemed recently were purchased by check, payment may be delayed to verify that the check has been honored, normally not more than fifteen (15) days.

Redemptions in Kind
Although each Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

Exchanging Fund Shares
You may exchange your Class I shares of a Fund for Class I shares of another Threshold Advisor Fund without the imposition of any fee, subject to the requirements described below. The automatic exchange will be effective on the day after your instructions are received by a Fund's transfer agent.

At the time you make your exchange request you must have at least $5,000 invested in Threshold Advisor Funds. Your exchange request must be for at least $1,000 and, as a result of the exchange, you must have at least $2,500 in each Threshold Advisor Fund you own.

Before you request an exchange, consider each Fund's investment objective and policies as described in the Fund's prospectus. An exchange may also result in the payment of income taxes. Your investment consultant should be able to assist you in evaluating an exchange among different series of Threshold Advisor Funds.

Exchange of Fund Shares for Money Market Fund Shares
You may also exchange your Class I shares of a Fund for shares of the Goldman Sachs Financial Square Prime Obligations Fund, a money market fund advised by Goldman Sachs & Co. Please see the money market fund's prospectus for additional information. In your exchange instructions to Threshold Advisor Funds, please indicate the number of Class I shares of the Fund that you desire to exchange for shares of the money market fund.

Exchange Limitations
Each Fund imposes a limit of three exchanges per year. The exchange limitation is designed to discourage short-term trading, which can increase the expenses incurred by a Fund and reduce returns for other shareholders. Threshold Advisor Funds may view accounts for which one person gives instructions or accounts that act on the advice provided by a single source to be under common control and, thus, subject to this limit. Accounts of broker-dealers or other financial intermediaries that aggregate client accounts are not subject to this limitation.

Telephone Transaction Privileges
If your account is registered in your name, you can exchange shares of a Fund by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or instruct the transfer agent in writing. In order to place a telephone transaction, please contact the Fund's transfer agent at 1-800-447-8150. The Shareholder Services Department is open between 8:00 a.m. and 5:00 p.m. Eastern time on each Business Day.


DISTRIBUTIONS AND TAXES


Net investment income distributed by a Fund generally consists of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by SCV Fund on an annual basis and by MC Fund on a quarterly basis.

Each Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for less than one year are taxed as ordinary income; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If a Fund distributes to its shareholders an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts.

Summary of Tax Liability for Taxable Accounts
Type of transaction                                  Tax status
Income dividends                                     Ordinary income rate

Short-term capital gain distributions                Ordinary income rate

Long-term capital gain distributions                 Capital gains rate

Sales of shares (including redemptions)              Long-term capital gains or losses
owned more than one year                             (capital gains rate)

Sales of shares (including redemptions)              Gains are taxed at the same rate
owned less than one year but more                    as ordinary income
than six months

Sales of shares (including redemptions)              Gains are taxed at the same rate as
owned for six months or less                         ordinary income, losses are subject
                                                     to special rules

Distributions to Retirement Plans
Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

Dividends-Received Deductions
Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from a Fund.

Tax Reporting
If you are a non-retirement plan holder, we will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, a Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared.

Withholding Taxes
If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 31% of your distributions and sales proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS 31% of your distributions. Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

DISTRIBUTION PLAN


Each Fund has adopted a distribution plan for certain classes of its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("12b-1 Plan"). Under the 12b-1 Plan, Class I shares pay no 12b-1 fees. Depending on the amount of your investment and the length of time you hold the shares, your investment results will not equal the results of a different class of shares of a Fund having a different sales charge and fee structure.

SHAREHOLDER SERVICES


The Threshold Advisor Funds' Web site at www.thresholdfunds.com contains information on each Fund. If your account is registered in your name with the Funds' transfer agent, you can obtain current account information. Prospectuses for all classes of the Threshold Advisor Funds are also available.


Contacting Shareholder Services
You can contact a Fund by calling the transfer agent at 1-800-447-8150. Information on each Fund's Class I NAV and on your account (if your account is registered in your name with the transfer agent) is available. In addition, you may speak with a shareholder servicing agent with respect to any question you have regarding a Fund or your account. If your account is held by a broker-dealer or other financial institution, our shareholder servicing department will not have specific information regarding your Fund account.

Selected information about each Fund is available through a voice-response system. You will need to obtain and use a personal identification number (PIN) to retrieve specific information about your account through the voice-response system. Please contact Shareholder Services at 1-800-447-8150 to obtain a PIN number or with questions regarding the voice-response system.

To Learn More
This prospectus contains important information about Threshold Advisor Funds. It should be read carefully and kept for future reference. You may also obtain additional information about the Funds from the following sources.

Statement of Additional Information
The Statement of Additional Information (SAI) offers more detailed information about the Funds' investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You may obtain copies of the Funds' Statement of Additional Information by contacting Threshold Advisor Funds at 1-800-447-8150.

You may also review and obtain copies of these materials by visiting the SEC's Public Reference Room in Washington D.C. or mailing your request to the SEC's Public Reference Section, Washington, D.C. 20549-6009 or by electronic request to www.sec.gov. The SEC charges a duplicating fee.

Text-only versions of the Funds' documents are located online and can be downloaded from the SEC's EDGAR database at www.sec.gov.

For more information and shareholder inquiries contact:
Threshold Advisor Funds
Shareholder Services Department
P.O. Box 6110
Indianapolis, IN 46206-6110
1-800-447-8150
www.thresholdfunds.com

Securities and Exchange Commission
Washington, D.C. 20549-0102
1-800-SEC-0330 (Public Reference Section)
1-202-942-8090
www.sec.gov




Investment Company Act File No. 811-10117


--------
1 The Adviser contractually has agreed to waive its advisory fee and, if necessary, reimburse the SCV Fund to the extent that Class I annual operating expenses exceed 1.45% of the Class I average daily net assets for the SCV Fund's 2001 fiscal year. Any reduction in the Adviser's fees is subject to reimbursement by SCV Fund within the following three years if overall expenses fall below this percentage limitation.
1 The Adviser contractually has agreed to waive its advisory fee and, if necessary, reimburse the MC Fund to the extent that Class I annual operating expenses exceed 1.45% of the Class I average daily net assets for the MC Fund's 2001 fiscal year. Any reduction in the Adviser's fees is subject to reimbursement by MC Fund within the following three years if overall expenses fall below this percentage limitation.